Equity instruments - Detail by classification and type (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Total financial assets	$ 1,616,873	$ 1,773,414
Equity investments
Financial instruments
Total financial assets	3,563	2,679
SPAIN | Equity investments
Financial instruments
Total financial assets	3,563	2,679
Financial assets at fair value through profit or loss category | Equity investments
Financial instruments
Total financial assets	2,764	1,911
Financial assets at fair value through other comprehensive income category | Equity investments
Financial instruments
Total financial assets	$ 799	$ 768